INVESCO SECTOR FUNDS, INC.

                  INVESCO Technology Fund - Institutional Class

    Supplement dated August 14, 2003 to the Prospectus dated August 1, 2003 as Supplemented August 1, 2003

The Board of Directors of INVESCO Sector Funds, Inc. (the "Company") approved, on August 12-13, 2003, a name change for the Company. Effective as of October 1, 2003, the name of the Company will be "AIM Sector Funds, Inc."

The Board of Directors of the Company approved, on August 12-13, 2003, for each series portfolio of the Company (each a "Fund" and, collectively, the "Funds") a new investment advisory agreement between A I M Advisors, Inc. ("AIM") and the Company, under which AIM will serve as the investment advisor for each Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), under which INVESCO Institutional will serve as sub-advisor for each Fund. INVESCO Institutional is an affiliate of INVESCO Funds Group, Inc. ("INVESCO"), which currently serves as the investment advisor for each Fund.

The proposed advisory and sub-advisory agreements relate to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended rationalizing and streamlining the contractual arrangements for the provision of investment advisory and administrative services to funds within The AIM Family of Funds(R) (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds"). The objective is to have AIM assume primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the INVESCO Funds. These changes will simplify AMVESCAP's mutual fund operations in the United States in that there will be a uniform arrangement for investment management for both the AIM Funds and the INVESCO Funds. The portfolio management team for the Fund will not change nor will the advisory fees paid by the Fund change as a result of this restructuring.

The proposed investment advisory agreement and the proposed sub-advisory agreement require the approval of the Fund's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on or around October 21, 2003. If approved by shareholders, the proposed investment advisory and sub-advisory agreements will become effective on November 5, 2003, and will expire, unless renewed, on or before June 30, 2005. If shareholders of the Fund do not approve both the proposed investment advisory and sub-advisory agreements, the current investment advisory agreement with INVESCO will continue in effect for the Fund.

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

------------------------------------------------------------ -----------------------------------------------------------

      SHAREHOLDERS INVESTED IN THE FOLLOWING                     WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
           CLASSES OF THE INVESCO FUNDS:                               FOLLOWING CLASSES OF THE AIM FUNDS:
------------------------------------------------------------ -----------------------------------------------------------

o        Investor Class Shares                               o        Class A Shares of Category I and II AIM Funds
                                                                      and AIM Tax-Exempt Cash Fund
o        Class A Shares(1)
                                                             o        Class A3 Shares of all AIM Funds

                                                             o        AIM Cash Reserve Shares of AIM Money Market Fund

------------------------------------------------------------ -----------------------------------------------------------
o        Class B Shares                                      o        Class B Shares of all AIM Funds, with the
                                                                      exception of AIM Floating Rate Fund
------------------------------------------------------------ -----------------------------------------------------------
o        Class C Shares                                      o        Class C Shares of all AIM Funds, with the
                                                                      exception of AIM Floating Rate Fund

------------------------------------------------------------ -----------------------------------------------------------
o        Institutional Class Shares                          o        Institutional Class Shares of all AIM Retail Funds

------------------------------------------------------------ -----------------------------------------------------------
o        Class K Shares                                      o        There is currently no like class of shares
                                                                      offered by the AIM Funds
------------------------------------------------------------ -----------------------------------------------------------


------------------------------------------------------------ -----------------------------------------------------------

           SHAREHOLDERS INVESTED IN THE FOLLOWING               WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                  CLASSES OF THE AIM FUNDS:                          FOLLOWING CLASSES OF THE INVESCO FUNDS:
------------------------------------------------------------ ------------------------------------------------------------

o        Class A  Shares  of all  AIM  Funds,  with  the     o        Class A Shares of all  INVESCO Funds(2)
         exception  of Class A Shares  of  Category  III
         Funds purchased at net asset value

o        Class A3 Shares of the AIM Funds

o        AIM Cash Reserve Shares of AIM Money Market Fund
------------------------------------------------------------ ---------------------------------------------------------

o        Class B Shares of all AIM Funds                     o        Class B Shares of all INVESCO Funds
------------------------------------------------------------ ---------------------------------------------------------

---------------------
1   Class A Shares that are subject to a CDSC will not be  exchangeable  for shares of AIM Tax-Exempt  Cash Fund or AIM Money Market
    Fund.

2   The  shareholder  would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of
    AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

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
------------------------------------------------------------ ---------------------------------------------------------
o        Class C Shares of all AIM Funds                     o        Class C Shares of all INVESCO Funds
------------------------------------------------------------ ---------------------------------------------------------
o        Institutional Class Shares of all AIM Retail Funds  o        Institutional Class Shares of all INVESCO Funds
------------------------------------------------------------ ---------------------------------------------------------
o        Class R Shares                                      o        There is currently no like class of shares
                                                                      offered by the INVESCO Funds
------------------------------------------------------------ ---------------------------------------------------------


INVESCO Funds Group, Inc. intends to implement the changed market timing exchange policy described below.

The following  policy  governing  exchanges is effective on or about November 10, 2003: you are limited to a maximum of 10 exchanges per calendar year per shareholder  account for all funds held by you under that account.  Because  excessive  short-term  trading or market-timing activity can hurt fund performance,  if you exceed that limit, or if a fund or the distributor determines, in its sole discretion,  that your  short-term  trading is  excessive  or that you are  engaging in  market-timing  activity,  it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

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